Organization and Nature of Operations	12 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Happiness Biotech Group Limited ("Happiness Biotech" or "the Company") is a holding company incorporated on February 13, 2018 under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of Happiness Biotech Group Limited ("Happiness Hong Kong"). Happiness Hong Kong is a holding company of all of the equity or ownership of Happiness (Nanping) Biotech Co., Ltd ("Happiness Nanping"). Happiness Nanping is a holding company of all of the equity or ownership of Fujian Happiness Biotech Co., Ltd ("Fujian Happiness") a limited liability company established under the laws of the People's Republic of China ("PRC") on November 19, 2004. Fujian Happiness holds all of the equity or ownership of Shunchang Happiness Nutraceutical Co., Ltd ("Shunchang Happiness").Through Fujian Happiness and Shunchang Happiness, the Company is a biotech company that specializes in research, development, production and selling of nutraceutical and dietary supplements made of Ganoderma spore powder and others mainly in China.

Reorganization

A Reorganization of the legal structure was completed in August 2018. The Reorganization involved the incorporation of Happiness Biotech Group Limited, a Cayman Islands holding company; Happiness Biology Technology Group Limited, a holding company established in Hong Kong, PRC; Happiness (Nanping) Biotech Co., Ltd, a holding company established in Fujian, PRC; and the transfer of 100% ownership of Fujian Happiness from the former shareholders to Happiness Nanping. Happiness Biotech, Happiness Hong Kong and Happiness Nanping are all holding companies and had not commenced operation till August 21, 2018.

Prior to the reorganization, Mr. Wang Xuezhu, Chief Executive Officer owns 47.7% ownership of Fujian Happiness. On August 21, 2018, Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Nanping, which is 100% owned by Happiness Hong Kong. After the reorganization, Happiness Biotech owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Happiness Biotech, is the ultimate controlling shareholder ("the Controlling Shareholder") of the Company.

Since the Company is effectively controlled by the same Controlling Shareholder before and after the reorganization, it is considered under common control. Therefore the above mentioned transactions were accounted for as a recapitalization. The reorganization has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company.

On March 4, 2019, the Company subdivided its 50,000 ordinary shares into 100,000,000 ordinary shares. The authorized ordinary shares became 100,000,000 shares and the par value changed from $1 to $0.0005. On the same day, the Company cancelled 77,223,100 ordinary shares and sold additional 223,100 ordinary shares. As of March 31, 2019, the Company has 23,000,000 ordinary shares issued and outstanding. The Company has retrospectively reflected the stock subdivision and cancellation in all periods presented in these financial statements.

Initial Public Offering

On October 25, 2019, the Company announced the closing of its initial public offering of 2,000,000 ordinary shares, US$0.0005 par value per share ("Ordinary Shares") at an offering price of $5.50 per share for a total of $11,000,000 in gross proceeds. The Company raised total net proceeds of $9,342,339 after deducting underwriting discounts and commissions and offering expenses. In addition, the Company granted to its underwriters, Univest Securities, LLC as the Underwriter Representative, an option for a period of 45 days after the closing of the initial public offering to purchase up to 15% of the total number of the Company's Ordinary Shares to be offered by the Company pursuant to the initial public offering (excluding shares subject to this option), solely for the purpose of covering overallotments, at the initial public offering price less the underwriting discount.

During the reporting periods, the Company has two operating subsidiaries in PRC. Details of the Company and its operating subsidiaries are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities

Fujian Happiness Biotech Co., Ltd ("Fujian Happiness")	Incorporated on November 19, 2004	PRC	RMB 25,755,000	100% by Happiness Nanping	Research, development, production and selling of nutraceutical and dietary supplements

Shunchang Happiness Nutraceutical Co., Ltd ("Shunchang Happiness")	Incorporated on May19, 1998	PRC	RMB 2,000,000	100% by Fujian Happiness	Research, development, production and selling of edible fungi